SCHEDULE OF CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash and cash equivalents	$ 329,084	$ 154,937		$ 407,182
Restricted cash		4,295		5,824
Total cash, cash equivalents and restricted cash	$ 329,084	$ 159,232	$ 410,891	$ 413,006	$ 176,600